Other current liabilities	6 Months Ended
Jun. 30, 2020
Other current liabilities
Other current liabilities

14.Other current liabilities

Other current liabilities consist of followings:

	As of
	December 31,	June 30,
	2019	2020
	$	$
Payroll	9,590	7,521
Professional service fee	774	1,510
Payables for purchase of property and equipment	416	984
Accrued rebate to distributors	—	812
Others (note (i))	2,394	4,923
	13,174	15,750

Note:

(i)	Others are mainly payments from employees for exercising the share-based compensations and payables related to travel and business entertainment expenses and conference fee.